DONOGHUE FORLINES TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 83.6%
	EQUITY - 60.0%
142,397	Donoghue Forlines Risk Managed Innovation ETF(a)	$ 3,539,035
130,476	Donoghue Forlines Yield Enhanced Real Asset ETF(a)	3,547,225
44,681	FCF International Quality ETF	1,179,578
69,021	FCF US Quality ETF(c)	3,533,150
121,252	Veridien Climate Action ETF(a),(b),(c)	2,284,412
		14,083,400
	FIXED INCOME - 23.6%
39,910	SPDR Bloomberg Investment Grade Floating Rate ETF	1,226,035
31,465	SPDR Bloomberg Short Term High Yield Bond ETF(c)	769,634
86,153	SPDR Portfolio Intermediate Term Treasury ETF(c)	2,371,792
44,753	SPDR Portfolio Long Term Treasury ETF	1,170,291
		5,537,752

	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,118,815)	19,621,152

	OPEN END FUND — 8.1%
	FIXED INCOME – 8.1%
197,832	BlackRock Floating Rate Income Portfolio, Institutional Class	1,907,104
	TOTAL OPEN END FUNDS (Cost $1,887,273)

	SHORT-TERM INVESTMENTS — 14.8%
	COLLATERAL FOR SECURITIES LOANED - 6.5%
1,528,400	Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (Cost $1,528,400)(d),(e)	1,528,400

	MONEY MARKET FUND - 8.3%
1,953,986	Fidelity Investments Money Market Government Portfolio, Class I, 5.23% (Cost $1,953,986)(d)	1,953,986

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,482,386)	3,482,386

DONOGHUE FORLINES TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	TOTAL INVESTMENTS - 106.5% (Cost $25,488,474)	$ 25,010,642
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.5)%	(1,529,403)
	NET ASSETS - 100.0%	$ 23,481,239

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
SPDR	- Standard & Poor's Depositary Receipt

(a) (b)	Affiliated Company – Donoghue Forlines Tactical Allocation Fund holds in excess of 5% of outstanding voting securities of this security. Non-income producing security.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2023 was $1,489,554.
(d) (e)

Rate disclosed is the seven day effective yield as of September 30, 2023.

Security was purchased with cash received as collateral for securities on loan at September 30, 2023. Total collateral had a value of $1,528,400 at September 30, 2023.

DONOGHUE FORLINES TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 69.5%
	EQUITY - 9.8%
217,802	Donoghue Forlines Yield Enhanced Real Asset ETF(a)	$ 5,921,340
17,324	iShares U.S. Infrastructure ETF	633,885
		6,555,225
	FIXED INCOME - 59.7%
23,365	Franklin Liberty Senior Loan ETF	561,928
643,351	SPDR Bloomberg Investment Grade Floating Rate ETF	19,763,743
752,003	SPDR Portfolio Long Term Treasury ETF	19,664,878
		39,990,549

	TOTAL EXCHANGE-TRADED FUNDS (Cost $46,593,572)	46,545,774

	OPEN END FUNDS — 14.0%
	FIXED INCOME – 14.0%
626,234	BlackRock Floating Rate Income Portfolio, Institutional Class	6,036,893
433,714	John Hancock Floating Rate Income Fund, Class I	3,322,246
	TOTAL OPEN END FUNDS (Cost $9,288,388)	9,359,139

	SHORT-TERM INVESTMENT — 16.5%
	MONEY MARKET FUND - 16.5%
11,039,503	Fidelity Investments Money Market Government Portfolio, Class I, 5.23% (Cost $11,039,503)(b)	11,039,503

	TOTAL INVESTMENTS - 100% (Cost $66,921,463)	$ 66,944,416
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(31,341)
	NET ASSETS - 100.0%	$ 66,913,075

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	Affiliated Company – Donoghue Forlines Tactical Income Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2023.

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.6%
	APPAREL & TEXTILE PRODUCTS - 2.0%
8,083	Carter's, Inc.	$ 558,939

	BANKING - 5.8%
47,107	New York Community Bancorp, Inc.	534,193
8,537	Popular, Inc.	537,916
16,295	Zions Bancorp NA	568,533
		1,640,642
	BEVERAGES - 3.9%
9,722	Coca-Cola Company (The)	544,238
3,251	PepsiCo, Inc.	550,849
		1,095,087
	BIOTECH & PHARMA - 9.9%
9,383	Bristol-Myers Squibb Company	544,589
7,615	Gilead Sciences, Inc.	570,669
3,578	Johnson & Johnson	557,274
5,333	Merck & Co., Inc.	549,032
16,350	Pfizer, Inc.	542,330
		2,763,894
	CHEMICALS - 3.9%
10,603	Dow, Inc.	546,691
5,857	LyondellBasell Industries N.V., Class A	554,658
		1,101,349
	COMMERCIAL SUPPORT SERVICES - 2.0%
7,821	Robert Half, Inc.	573,123

	DIVERSIFIED INDUSTRIALS - 3.7%
5,423	3M Company	507,701
2,339	Illinois Tool Works, Inc.(a)	538,695
		1,046,396
	E-COMMERCE DISCRETIONARY - 1.9%
12,918	eBay, Inc.	569,556

	ELECTRIC UTILITIES - 4.2%
16,989	OGE Energy Corporation	566,243

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	ELECTRIC UTILITIES - 4.2% (Continued)
18,491	Vistra Corporation	$ 613,532
		1,179,775
	FOOD - 3.9%
2,692	Hershey Company (The)	538,615
9,480	Kellanova	564,155
		1,102,770
	HEALTH CARE FACILITIES & SERVICES - 6.3%
2,100	Cigna Group (The)	600,747
1,312	Elevance Health, Inc.	571,271
1,217	UnitedHealth Group, Inc.	613,599
		1,785,617
	INDUSTRIAL SUPPORT SERVICES - 4.0%
3,581	Ferguson PLC	588,967
5,668	MSC Industrial Direct Company, Inc., Class A	556,314
		1,145,281
	LEISURE FACILITIES & SERVICES - 1.9%
3,720	Darden Restaurants, Inc.(a)	532,778

	OIL & GAS PRODUCERS - 8.0%
4,860	ConocoPhillips	582,228
20,520	Coterra Energy, Inc.(a)	555,066
4,498	EOG Resources, Inc.	570,166
8,872	ONEOK, Inc.	562,751
		2,270,211
	RETAIL - DISCRETIONARY - 1.9%
7,635	Best Buy Company, Inc.	530,403

	RETAIL REIT - 2.0%
5,156	Simon Property Group, Inc.	557,002

	SEMICONDUCTORS - 3.9%
7,068	Microchip Technology, Inc.	551,657
5,051	QUALCOMM, Inc.	560,964
		1,112,621

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	SPECIALTY FINANCE - 9.7%
3,661	American Express Co.(a)	$ 546,185
5,650	Capital One Financial Corporation(a)	548,333
6,422	Discover Financial Services(a)	556,338
13,936	OneMain Holdings, Inc.(a)	558,694
17,920	Synchrony Financial(a)	547,814
		2,757,364
	SPECIALTY REITS - 1.9%
9,170	Iron Mountain, Inc.	545,157

	TECHNOLOGY HARDWARE - 3.9%
10,087	Cisco Systems, Inc.	542,277
7,542	NetApp, Inc.	572,287
		1,114,564
	TECHNOLOGY SERVICES - 6.2%
3,116	Broadridge Financial Solutions, Inc.	557,920
3,940	International Business Machines Corporation	552,782
47,456	Western Union Company (The)	625,470
		1,736,172
	TELECOMMUNICATIONS - 1.9%
16,537	Verizon Communications, Inc.	535,964

	TRANSPORTATION & LOGISTICS - 3.8%
2,623	Union Pacific Corporation	534,122
3,415	United Parcel Service, Inc., Class B	532,296
		1,066,418
	TRANSPORTATION EQUIPMENT - 2.0%
9,569	Allison Transmission Holdings, Inc.	565,145

	TOTAL COMMON STOCKS (Cost $28,083,707)	27,886,228

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 14.1%
	COLLATERAL FOR SECURITIES LOANED - 12.6%
3,582,456	Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (Cost $3,582,456)(b),(c)	$ 3,582,456

	MONEY MARKET FUND - 1.5%
415,756	Fidelity Investments Money Market Government Portfolio, Class I, 5.23% (Cost $415,756)(b)	415,756

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,998,212)	3,998,212

	TOTAL INVESTMENTS - 112.7% (Cost $32,081,919)	$ 31,884,440
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.7)%	(3,585,122)
	NET ASSETS - 100.0%	$ 28,299,318

LLC	- Limited Liability Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a) (b) (c)

All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2023 was $3,494,598.

Rate disclosed is the seven day effective yield as of September 30, 2023.

Security was purchased with cash received as collateral for securities on loan at September 30, 2023. Total collateral had a value of $3,582,456 at September 30, 2023.

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.8%
	APPAREL & TEXTILE PRODUCTS - 2.0%
405	Deckers Outdoor Corporation(a),(b)	$ 208,206

	ASSET MANAGEMENT - 2.0%
635	Ameriprise Financial, Inc.(b)	209,347

	BANKING - 2.1%
158	First Citizens BancShares, Inc., Class A(b)	218,056

	BEVERAGES - 1.9%
3,733	Monster Beverage Corporation(a)	197,662

	BIOTECH & PHARMA - 6.1%
387	Eli Lilly and Company	207,869
2,802	Gilead Sciences, Inc.	209,982
615	Vertex Pharmaceuticals, Inc.(a)	213,860
		631,711
	CABLE & SATELLITE - 2.0%
4,583	Comcast Corporation, Class A	203,210

	CHEMICALS - 2.0%
456	NewMarket Corporation	207,498

	COMMERCIAL SUPPORT SERVICES - 2.0%
425	Cintas Corporation	204,429

	CONSTRUCTION MATERIALS - 1.8%
1,132	Eagle Materials, Inc.	188,501

	CONSUMER SERVICES - 2.1%
1,828	Grand Canyon Education, Inc.(a),(b)	213,657

	ELECTRIC UTILITIES - 2.2%
6,820	Vistra Corporation	226,288

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	ENGINEERING & CONSTRUCTION - 1.9%
956	EMCOR Group, Inc.	$ 201,133

	ENTERTAINMENT CONTENT - 1.9%
4,958	AppLovin Corporation(a),(b)	198,122

	HEALTH CARE FACILITIES & SERVICES - 3.8%
2,092	DaVita, Inc.(a)	197,757
793	Medpace Holdings, Inc.(a)	192,009
		389,766
	HOME CONSTRUCTION - 3.8%
34	NVR, Inc.(a)	202,752
2,611	PulteGroup, Inc.	193,345
		396,097
	INSURANCE - 4.2%
538	Kinsale Capital Group, Inc.	222,801
1,066	Primerica, Inc.	206,815
		429,616
	LEISURE FACILITIES & SERVICES - 1.9%
2,166	Royal Caribbean Cruises Ltd.(a)	199,575

	LEISURE PRODUCTS - 2.0%
4,290	YETI Holdings, Inc.(a),(b)	206,864

	MACHINERY - 2.0%
762	Caterpillar, Inc.(b)	208,026

	MEDICAL EQUIPMENT & DEVICES - 1.8%
419	IDEXX Laboratories, Inc.(a),(b)	183,216

	OIL & GAS PRODUCERS - 4.4%
1,501	Marathon Petroleum Corporation	227,161
1,877	Phillips 66	225,522
		452,683

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	RETAIL - CONSUMER STAPLES - 2.1%
1,318	Walmart, Inc.	$ 210,788

	RETAIL - DISCRETIONARY - 3.8%
1,477	Builders FirstSource, Inc.(a),(b)	183,872
2,317	TJX Cos., Inc./The	205,935
		389,807
	SEMICONDUCTORS - 9.2%
1,403	Applied Materials, Inc.	194,244
232	Broadcom, Inc.	192,695
305	Lam Research Corporation	191,165
2,203	Lattice Semiconductor Corporation(a),(b)	189,304
434	NVIDIA Corporation	188,786
		956,194
	SOFTWARE - 13.6%
383	Adobe Systems, Inc.(a)	195,292
4,294	Bentley Systems, Inc.(b)	215,388
891	Cadence Design Systems, Inc.(a)	208,761
392	HubSpot, Inc.(a)	193,060
4,315	Pegasystems, Inc.	187,314
364	ServiceNow, Inc.(a),(b)	203,461
467	Synopsys, Inc.(a)	214,339
		1,417,615
	SPECIALTY REITS - 1.9%
3,373	Iron Mountain, Inc.(b)	200,525

	TECHNOLOGY HARDWARE - 6.3%
3,737	Cisco Systems, Inc.	200,901
1,873	Jabil, Inc.	237,665
5,857	Pure Storage, Inc., Class A(a),(b)	208,626
		647,192
	TECHNOLOGY SERVICES - 5.9%
1,015	CDW Corporation	204,786
789	FleetCor Technologies, Inc.(a)	201,463

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	TECHNOLOGY SERVICES - 5.9% (Continued)
872	Visa, Inc., Class A(b)	$ 200,569
		606,818
	TRANSPORTATION EQUIPMENT - 2.1%
3,545	Allison Transmission Holdings, Inc.	209,368

	TOTAL COMMON STOCKS (Cost $9,775,442)	10,211,970

	SHORT-TERM INVESTMENTS — 23.3%
	COLLATERAL FOR SECURITIES LOANED - 22.2%
2,287,500	Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (Cost $2,287,499)(c),(d)	2,287,499

	MONEY MARKET FUND - 1.1%
115,398	Fidelity Investments Money Market Government Portfolio, CLASS I, 5.23% (Cost $115,398)(d)	115,398

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,402,897)	2,402,897

	TOTAL INVESTMENTS - 122.1% (Cost $12,178,339)	$ 12,614,867
	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.1)%	(2,283,746)
	NET ASSETS - 100.0%	$ 10,331,121

LLC	- Limited Liability Company
Ltd.	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b) (c) (d)

All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2023 was $2,236,765.

Security was purchased with cash received as collateral for securities on loan at September 30, 2022. Total collateral had a value of $2,287,500 at September 30, 2023.

Rate disclosed is the seven day effective yield as of September 30, 2023.

DONOGHUE FORLINES RISK MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 17.7%
	FIXED INCOME - 17.7%
8,000	Franklin Liberty Senior Loan ETF	$ 192,400
267,418	Invesco Senior Loan ETF(a)	5,613,104
153,778	SPDR Blackstone Senior Loan ETF(a)	6,447,911
	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,152,869)	12,253,415

	OPEN END FUNDS — 61.4%
	FIXED INCOME - 61.4%
1,025,418	BlackRock Floating Rate Income Portfolio, Institutional Class	9,885,030
995,906	Eaton Vance Floating-Rate Advantaged Fund, Class I	9,959,079
364,201	John Hancock Floating Rate Income Fund, Class I	2,789,785
1,226,746	Lord Abbett Floating Rate Fund, Class I	9,936,642
1,251,143	Virtus Seix Floating Rate High Income Fund, Class I	9,884,030
	TOTAL OPEN END FUNDS (Cost $41,924,499)	42,454,566

	SHORT-TERM INVESTMENTS — 32.6%
	COLLATERAL FOR SECURITIES LOANED - 11.4%
7,877,101	Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (Cost $7,877,101)(b),(c)	7,877,101

	MONEY MARKET FUND - 21.2%
14,617,067	Fidelity Investments Money Market Government Portfolio, Class I, 5.23% (Cost $14,617,067)(b)	14,617,067

	TOTAL SHORT-TERM INVESTMENTS (Cost $22,494,168)	22,494,168

	TOTAL INVESTMENTS - 111.7% (Cost $76,571,536)	$ 77,202,149
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.7)%	(8,100,321)
	NET ASSETS - 100.0%	$ 69,101,828

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
SPDR	- Standard & Poor's Depositary Receipt

(a) (b) (c)

All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2023 was $7,719,794.

Rate disclosed is the seven day effective yield as of September 30, 2023.

Security was purchased with cash received as collateral for securities on loan at September 30, 2023. Total collateral had a value of $7,877,101 at September 30, 2023.